Lease liabilities - Summary of Lease Liabilities by Maturity Date (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 445,487	€ 438,052	€ 407,687	€ 508,153
Expiry within 1 year [Member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	126,172	106,643	92,842
Expiry within 1 year [Member] | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	104,263	106,643
Year 2 [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	122,573	92,344	79,604
Year 2 [member] | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	93,207	92,344
Year 3 [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	80,846	65,610	60,281
Year 3 [member] | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	64,822	65,610
Year 4 [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities		38,898	47,107
Year 4 [member] | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	44,132	38,898
Later Than Four Years [Member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities		134,557	€ 127,853
Later Than Four Years [Member] | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 139,063	€ 134,557